Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]

Note 27:      Quarterly Financial Information (Unaudited)

The following tables summarize selected quarterly results of operations for 2011 and 2010.

December 31, 2011	March	June	September	December

Interest income	$6,810,437	$7,053,332	$6,893,024	$6,752,187
Interest expense	1,977,135	1,839,934	1,507,592	1,473,420
Net interest income	4,833,302	5,213,398	5,385,432	5,278,767
Provision for loan losses	498,840	898,440	297,368	299,040
Non-interest income	2,862,826	5,096,965	2,474,922	3,422,662
Non-interest expense	7,059,691	8,398,278	6,823,137	7,971,552
Income tax expense	126,672	236,852	137,356	157,149
Net income	10,925	776,793	602,493	273,688

Earnings per share
Basic	-	0.16	0.12	0.06
Diluted	-	0.16	0.12	0.06

Dividends per share	-	-	-	-

December 31, 2010	March	June	September	December

Interest income	$7,483,263	$7,499,239	$7,244,962	$7,336,152
Interest expense	2,578,782	2,441,218	2,364,319	2,217,576
Net interest income	4,904,481	5,058,021	4,880,643	5,118,576
Provision for loan losses	1,391,433	6,498,710	898,570	1,798,890
Non-interest income	6,751,363	4,526,269	4,534,561	5,006,630
Non-interest expense	11,760,035	15,905,043	8,738,415	15,904,953
Income tax (benefit)	(647,686)	(4,612,572)	(247,696)	(994,341)
Net income (loss)	(847,938)	(8,206,891)	25,915	(6,584,296)

Earnings (loss) per share
Basic	(0.17)	(1.69)	0.01	(1.36)
Diluted	(0.17)	(1.69)	0.01	(1.36)

Dividends per share	-	-	-	-